Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	5.07804%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,828,235.05

Principal:
Principal Collections	$34,402,718.21
Prepayments in Full	$18,585,661.27
Liquidation Proceeds	$367,216.42
Recoveries	$10,586.43
Sub Total	$53,366,182.33
Collections	$57,194,417.38

Purchase Amounts:
Purchase Amounts Related to Principal	$5,192.61
Purchase Amounts Related to Interest	$30.22
Sub Total	$5,222.83

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$57,199,640.21

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	7
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$57,199,640.21
Servicing Fee	$1,186,742.19	$1,186,742.19	$0.00	$0.00	$56,012,898.02
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$56,012,898.02
Interest - Class A-2a Notes	$1,192,237.56	$1,192,237.56	$0.00	$0.00	$54,820,660.46
Interest - Class A-2b Notes	$923,629.99	$923,629.99	$0.00	$0.00	$53,897,030.47
Interest - Class A-3 Notes	$1,937,749.33	$1,937,749.33	$0.00	$0.00	$51,959,281.14
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$51,358,067.64
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,358,067.64
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$51,159,508.39
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,159,508.39
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$51,022,178.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$51,022,178.89
Regular Principal Payment	$74,220,777.38	$51,022,178.89	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$57,199,640.21

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$51,022,178.89
Total					$51,022,178.89

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$31,361,968.16	$98.30	$1,192,237.56	$3.74	$32,554,205.72	$102.04
Class A-2b Notes	$19,660,210.73	$98.30	$923,629.99	$4.62	$20,583,840.72	$102.92
Class A-3 Notes	$0.00	$0.00	$1,937,749.33	$3.73	$1,937,749.33	$3.73
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$51,022,178.89	$32.31	$4,990,719.13	$3.16	$56,012,898.02	$35.47

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$316,523,247.10	0.9921115	$285,161,278.94	0.8938104
Class A-2b Notes	$198,422,296.32	0.9921115	$178,762,085.59	0.8938104
Class A-3 Notes	$519,040,000.00	1.0000000	$519,040,000.00	1.0000000
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,270,105,543.42	0.8044039	$1,219,083,364.53	0.7720897

Pool Information
Weighted Average APR	3.308%	3.314%
Weighted Average Remaining Term	49.69	48.88
Number of Receivables Outstanding	47,099	46,054
Pool Balance	$1,424,090,632.21	$1,370,343,567.06
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,291,757,560.66	$1,243,282,028.69
Pool Factor	0.8159561	0.7851608

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$127,061,538.37
Targeted Overcollateralization Amount	$174,458,801.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$151,260,202.53

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		68	$386,276.64
(Recoveries)		4	$10,586.43
Net Loss for Current Collection Period			$375,690.21
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3166%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1364%
Second Prior Collection Period			0.2132%
Prior Collection Period			0.2139%
Current Collection Period			0.3227%
Four Month Average (Current and Prior Three Collection Periods)			0.2215%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		394	$1,130,550.88
(Cumulative Recoveries)			$17,472.44
Cumulative Net Loss for All Collection Periods			$1,113,078.44
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0638%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,869.42
Average Net Loss for Receivables that have experienced a Realized Loss			$2,825.07

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.69%	258	$9,510,547.71
61-90 Days Delinquent	0.09%	31	$1,191,946.67
91-120 Days Delinquent	0.02%	5	$237,568.26
Over 120 Days Delinquent	0.00%	2	$51,757.53
Total Delinquent Receivables	0.80%	296	$10,991,820.17

Repossession Inventory:
Repossessed in the Current Collection Period		10	$451,960.18
Total Repossessed Inventory		24	$953,485.68

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1064%
Prior Collection Period			0.0701%
Current Collection Period			0.0825%
Three Month Average			0.0863%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1081%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	7

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	122	$5,107,163.07
2 Months Extended	127	$5,541,274.64
3+ Months Extended	14	$630,150.77

Total Receivables Extended	263	$11,278,588.48
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer